Delaware
Investments(SM)
-------------------------------------
A member of Lincoln Financial Group(R)

[Structured Products Equity Artwork]

STRUCTURED
PRODUCTS EQUITY

Semiannual Report
2002

DELAWARE
Foundation Funds
  Delaware Growth Allocation Portfolio
  Delaware Balanced Allocation Portfolio
  Delaware Income Allocation Portfolio


[GRAPHIC OMITTED] POWERED BY RESEARCH.(SM)

A Commitment
   to Our Investors

Experience
o Our seasoned investment professionals average 12 years experience, bringing a wealth of knowledge and expertise to our management team.

o We trace our origins to 1929 and opened our first mutual fund in 1938. Over the past 73 years, we have weathered a wide range of economic and market environments.

Performance
o  We strive to deliver consistently good performance in all asset classes.

o We believe that hiring the best and the brightest in the industry, conducting fundamental research, and working in a disciplined investment process are essential to quality investment management.

Service
o  We are committed to providing the highest standards of client service.

o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

o We make our funds available through financial advisors who can offer you individualized attention and valuable investment advice.

Diversification
o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

o We offer mutual funds in virtually every asset class from domestic equity and fixed income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware Management Company and its affiliates managed more than $85 billion in assets as of March 31, 2002.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)Delaware Distributors, L.P.

Table
  of Contents

Letter to Shareholders                                          1

Portfolio Management Review                                     3

New at Delaware                                                 6

Performance Summary:

  Delaware Growth Allocation Portfolio                          7

  Delaware Balanced Allocation Portfolio                        8

  Delaware Income Allocation Portfolio                          9

Financial Statements:

  Statements of Net Assets                                     10

  Statements of Operations                                     13

  Statements of Changes in Net Assets                          14

  Financial Highlights                                         16

  Notes to Financial Statements                                28

Letter                                                Delaware Foundation Funds
  to Shareholders                                     April 9, 2002


Recap of Events
As we write this report, U.S. stocks seem to be in a holding pattern as investors eagerly await the start of the first quarter corporate earnings reports.

Looking back on the six months ended March 31, 2002, the market experienced two very different quarters. The six months were characterized at first by a weak business environment and declining earnings in the wake of September 11, followed by increasing optimism about an economic rebound.

After a fourth quarter of 2001 in which the S&P 500 Index gained +10.68% and the Nasdaq Composite Index rose a stellar +30.13%, the first quarter of 2002 was relatively lackluster for the stock market. S&P 500 Index performance was practically flat in the first quarter, while the Nasdaq Composite Index gave up some of its late 2001 gains. For the six months ended March 31, 2002, the S&P 500 Index gained +10.99% and the Nasdaq Composite Index gained +23.12%. The Dow Jones Industrial Average gained +18.70% over the same period.

Like the U.S., many overseas markets also recovered late in 2001. For the six months ended March 31, 2002, the Morgan Stanley Capital International EAFE Index gained +8.08%. Emerging Market investors fared considerably better, as indexes that track markets in developing nations made strong double-digit gains for the same period.

The U.S. fixed-income markets experienced an uncommon degree of volatility during the period, as credit concerns took hold in the wake of September 11 and the interest rate outlook appeared unclear. The Lehman Brothers Aggregate Bond Index was virtually flat for the period, gaining only +0.14% during a time in which interest rates ultimately remained low.

Statistics released in March have caused many economists to embrace the outlook for a strong U.S. economic recovery in recent weeks. Personal income and spending rose, as did indexes for housing starts, existing home sales, and consumer confidence. And the nation's gross domestic product for the fourth quarter was revised upward, indicating a surprising +1.7% gain that suggests the recent recession was anything but deep.

Still, while most signs now point to an economic rebound, many economists still warn that the stage is set for something less than a boom. For this reason, many stock investors would like to see evidence that earnings are in fact bouncing back to pre-recession levels before driving the market higher. By the end of March, major stock indexes were drifting sideways on low trading volume, an indication that investors may be waiting to see whether substantial earnings materialize.

Total Return
For the period ended March 31, 2002                                           Six Months
Delaware Foundation Funds
Delaware Growth Allocation Portfolio -- Institutional Class Shares              +12.59%
Delaware Balanced Allocation Portfolio -- Institutional Class Shares            +10.26%
Delaware Income Allocation Portfolio -- Institutional Class Shares               +6.60%
----------------------------------------------------------------------------------------
Unmanaged Equity Indexes
Standard &Poor's 500 Index                                                      +10.99%
MSCI EAFE Index                                                                  +8.08%
Russell 2000 Index                                                              +25.91%
MSCI Emerging Markets Free Index                                                +41.06%
----------------------------------------------------------------------------------------
Unmanaged Fixed Income Indexes
Lehman Brothers Aggregate Bond Index                                             +0.14%
Salomon Smith Barney High-Yield Cash Pay Index                                   +8.64%
----------------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of all distributions. Performance information for all Fund classes can be found on pages 7 through 9. The S&P 500 Index is an unmanaged composite of large-capitalization U.S. companies. The MSCI EAFE Index is a measure of international stocks in established markets. The Russell 2000 Index is a measure of small-cap U.S. stocks. The MSCI Emerging Markets Free Index is a measure of international stocks in emerging markets. The Lehman Brothers Aggregate Bond Index is a measure of the broad U.S. bond market. The Salomon Smith Barney High-Yield Cash Pay Index is a measure of lower-rated domestic corporate bonds. All indexes are unmanaged. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Delaware Foundation Funds' returns for the six-month period ended March 31, 2002 were consistent with our goal to deliver risk-adjusted returns that are in line with, or better than, major market indexes. We compare the results of the portfolios to major unmanaged market indexes representing different asset classes. The Portfolios' performance is detailed in the Portfolio Management Review on page 3.

For the six-month period ended March 31, 2002:

Delaware Growth Allocation Portfolio returned +12.59% (Institutional Class shares with distributions reinvested).

Delaware Balanced Allocation Portfolio returned +10.26% (Institutional Class shares with distributions reinvested).

Delaware Income Allocation Portfolio returned +6.60% (Institutional Class shares with distributions reinvested).

Market Outlook
We believe an economic recovery is underway. However, we expect earnings growth to return slowly over the months ahead as businesses continue to strive for the right mix of labor and capital to meet stated profit goals. We expect that corporate hiring and plans for accelerated capital spending may also evolve slowly as the U.S. economy continues to gain footing.

With the stock market focused on earnings, a muted recovery in the U.S. is not the ideal scenario for equity investors over the short term. Because of the somewhat clouded current outlook, we think a diversified asset allocation is just as important as ever.

As we look to a brighter future, we'd like to call your attention to Delaware Investments' continuing commitment to customer service, as we look for ways to meet our shareholders' changing needs. Earlier this year we debuted Delaware eDelivery, which allows you to receive your fund materials, including these reports, electronically instead of via U.S. mail. At Delaware, we take pride in our award-winning service, and we hope you enjoy this new feature, which we are offering in response to shareholder requests.

Best wishes,

/s/ Charles E. Haldeman, Jr.
Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds


/s/ David K. Downes
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Portfolio                                             Delaware Foundation Funds
   Management Review                                  April 9, 2002


Fund Manager
J. Paul Dokas
Senior Portfolio Manager

The Funds' Results
Disappointing stock market performance over the past two years has reaffirmed the importance of portfolio diversification. When markets prove challenging to investors, it often becomes popular once again to point out the historical relationship between diversification and performance.

Market performance in the months since September 11 has only underscored that point for most investors. With the U.S. economy working through a recession, credit concerns left fixed-income markets extraordinarily volatile during our recent fiscal period, while U.S. stocks underwent a welcomed rebound followed by relatively flat returns in the first quarter of 2002.

The three asset allocation portfolios in Delaware Foundation Funds experienced positive performance for the six months ended March 31, 2002. In all three portfolios, we favored equities early in the period, and gained from performance in several of the Delaware Investments equity funds in which we invest. The period was not as bright for fixed-income investors on a total return basis, as the Lehman Brothers Aggregate Bond Index performance was practically flat for the fiscal period. In particular, Delaware American Government Bond Fund held performance in check within the investment portfolios.

When our recent fiscal period began on October 1, 2001, the week-long sell off that followed September 11 was already reversing itself. In the ensuing rally, the tenor of the market generally favored smaller and more aggressive types of investments. For example, the MSCI Emerging Markets Free Index, a stock index that tracks market performance in developing countries, shot up more than 41% for the six-month period, while small-company stocks in the U.S. continued their year-long run of strong performance.

For the six months ended March 31, 2002, the broadly diversified S&P 500 Index gained +10.99%. Also of note, both value and growth stocks contributed positively to the market's performance. It was growth stocks that often led the late-2001 rally, but value fund returns have been more favorable since the start of 2002 (Source: Lipper Inc.).

In retrospect, all of the ingredients for a healthy bounce in stock prices were present last September. The third quarter of 2001 was extremely difficult for most equity markets -- the worst in 14 years. After September 11, cash flooded the market as many investors sold stocks, insurance companies sold assets to pay claims, tax rebates trickled into the economy, and oil prices fell. What followed was a liquidity-driven rally, as some of the excess cash sitting on the sidelines made its way back into what was then a slightly undervalued stock market.

Portfolio Highlights
Delaware Growth Allocation Portfolio
As we started our new fiscal year, the Delaware Growth Allocation Portfolio had an 83.34% equities allocation, which is slightly higher than our "normal" target allocation of 80%. This reflected our belief that equities were an attractive alternative to bonds at the time. Many of our equity fund holdings, including Delaware Real Estate Investment Trust Fund, contributed positively to performance, while lukewarm performance in Delaware American Government Bond Fund kept the portfolio's total return in check.

During November 2001, we sold our holdings in Delaware Focused Value Fund (formerly Delaware Research Fund) and invested in Delaware Small Cap Value Fund, which gained +28.50% (Institutional Class shares at net asset value with distributions reinvested) during the six months. The Delaware Growth Allocation Portfolio benefited from this performance.

In December 2001, we transferred assets out of Delaware Select Growth Fund and Delaware Small Cap Value Fund, holding a larger cash position at a time when we felt the market might be reaching a plateau. During the first six weeks of 2002, we invested some of this cash back into Delaware Diversified Value Fund, Delaware Diversified Growth Fund and Delaware Select Growth Fund.

Looking at equity investment styles, we continue to favor smaller U.S. equities at fiscal period end. Our exposure to international markets was constant for the six months, and our significant emerging markets allocation, through Delaware Emerging Markets Fund, helped performance. During the period, southeast and central Asia, in particular, rallied, as the markets in Thailand, Pakistan, Indonesia and Korea each gained between 28% and 56% (Source: Lipper Inc.). Strong rallies in Peru and Mexico also served to offset market losses in financially beleaguered Argentina. For the six months ended March 31, 2002, Delaware Emerging Markets Fund gained +29.24% (Institutional Class shares at net asset value with distributions reinvested).

Near period end, we increased our allocation in fixed-income assets, which stood at 17.36% on March 31, 2002.

Delaware Balanced Allocation Portfolio
Delaware Balanced Allocation Portfolio started the fiscal period with an allocation to U.S. and foreign equities that was higher than our target during ordinary market conditions: 63.85% versus a normal target of 60%.

As the period wound down, we locked in some of the gains made by equity funds by transferring assets to bond funds. We believe that our favoring of equities for much of the fiscal period, and the subsequent move back toward our target allocations near period end, helped the portfolio's performance.

In November, we moved some of our bond fund assets into cash positions due to fixed-income market volatility, and in early 2002 we moved those assets into value and growth funds. As the period drew to a close, we increased our fixed-income allocation again, returning some of our assets to Delaware American Government Bond Fund.

As of March 31, 2002, we maintained a significant portion of assets in Delaware Diversified Value Fund and Delaware Diversified Growth Fund -- 20.7% and 19.1%, respectively. The Portfolio's largest holding remained the Delaware American Government Bond Fund at 30.7%.

Delaware Income Allocation Portfolio
Delaware Income Allocation Portfolio, in which our asset allocation policy targets a 40/50/10 split between stocks, bonds, and cash, gained +6.60% (Institutional Class shares at net asset value with distributions reinvested) for the six months ended March 31, 2002 . Our investments in equity funds during the period clearly allowed the portfolio to outperform its benchmark, the Lehman Brothers Aggregate Bond Index, which tracks the broad U.S. bond market. The index gained just +0.14% for the same period.

Our positioning of Delaware Income Allocation Portfolio did not change dramatically during the period, but we did increase our cash allocation near the end of the period after locking in some gains made by our equity fund holdings. The biggest change made during the fiscal period was our redemption of a position in Delaware Focused Value Fund. Due to our bright outlook for small company stocks, we reinvested most of the proceeds into Delaware Small Cap Value Fund.

As performance of the Lehman index suggests, performance in the fixed-income markets was mixed during the period. For example, Delaware American Government Bond Fund fell -0.32% (Institutional Class shares at net asset value with distributions reinvested) during the six months. Yet the battered high-yield bond market, which has suffered terribly in the past several years, rallied during the period. Delaware High-Yield Opportunities Fund rose +9.68% for the period (Class A shares at net asset value with distributions reinvested), outperforming both the Salomon Smith Barney High-Yield Cash Pay Index and several other high-yield indexes.

As of March 31, 2002, the asset allocation was invested 48.19% in fixed-income funds and 40.62% in equity funds, with the balance invested in cash and other assets.

Outlook
Given the stimulus supplied to the system over the past six months, we believe an economic recovery is imminent.

Tensions in the Middle East, a threat of higher oil prices, and the potential for rising interest rates are among those factors that could dampen growing optimism about the U.S. economy. However, more positive economic signs exist currently than negative ones, in our opinion. For one, inventories are down substantially in virtually every industry. This suggests that the economy could benefit from ramped-up production when businesses start replenishing inventories.

After years in which the gross domestic product grew at a sustained annual rate of 4% to 6%, we expect to see a more realistic growth rate of around 3% in coming quarters. We also look for a return to normalcy with regard to market performance. In our view, it is fair for investors to expect annual equity returns in the 8% to 9% range and fixed income returns of around 6% to 7%. From a diversified portfolio such as the Foundation Funds, we hope for returns of between 8% and 9%.

Going forward, we will continue to be tried and true to our investment policy. We intend to hold well-diversified asset allocations that cater to long-term investors at varying stages of wealth accumulation and with varying degrees of risk tolerance.

While we seek to maintain a strict discipline and meet target asset allocations, Delaware Foundation Funds are also actively managed, and we think this proved to be a positive during the recent fiscal period. We expect that Delaware Foundation Funds can provide the same kind of value in the coming months and years.

Portfolio Allocations
As of March 31, 2002

                                                                            Delaware            Delaware             Delaware
                                                                       Growth Allocation   Balanced Allocation    Income Allocation
Fund*                                       Type/Style                     Portfolio           Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Value Fund             Large-Cap Value Stocks           25.1%               20.7%                  14.5%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth Fund            Large-Cap Growth Stocks          24.8%               19.1%                  13.6%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund               Small-Cap Value Stocks            6.0%                5.0%                   2.1%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Select Growth Fund                 Multi-Cap Growth Stocks           5.5%                6.2%                   4.2%
------------------------------------------------------------------------------------------------------------------------------------
Delaware REIT Fund                          Real Estate Investment Trusts      --                  --                    2.4%
------------------------------------------------------------------------------------------------------------------------------------
Delaware International Value Equity Fund    Non-U.S. Stocks                  13.4%                7.2%                   3.9%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund              Developing Countries Stocks       3.6%                2.1%                    --
------------------------------------------------------------------------------------------------------------------------------------
Delaware American Government Bond Fund      Mortgages & Treasuries           17.4%               30.7%                  40.5%
------------------------------------------------------------------------------------------------------------------------------------
Delaware High-Yield Opportunities Fund      High-Yield Corporate Bonds         --                 3.8%                   7.7%
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                          4.2%                5.2%                  11.1%
------------------------------------------------------------------------------------------------------------------------------------

*All portfolio holdings are in Institutional Class shares of each Fund.

New
   at Delaware
================================================================================
Simplify your life.                                    DELAWARE
   Sign up for Delaware's new                          e:delivery
                   eDelivery!                          ONLINE, ALL THE TIME

No more hunting for lost documents or misplaced items in your filing cabinet. Delaware Investments helps you get organized with Delaware eDelivery. Online account access users can now receive fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

To sign up for Delaware eDelivery:
1. Go to www.delawareinvestments.com/edelivery
2. Follow the directions to register.

Take control with Delaware eDelivery!

If you have questions or need more information, call our Shareholder Service Center at 800 523-1918 from 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday.
================================================================================

Delaware Foundation Funds
Delaware Growth Allocation Portfolio

Fund Basics

As of March 31, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks long-term capital growth.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$19.53 million
--------------------------------------------------------------------------------
Number of Holdings:
7
--------------------------------------------------------------------------------
Fund Start Date:
December 31, 1997
--------------------------------------------------------------------------------
Your Fund Manager:
J. Paul Dokas joined Delaware Investments in 1997. He was previously Director of Trust Investment Management at Bell Atlantic Corporation. Mr. Dokas earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. He is also a CFA charterholder.
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  DFGAX
Class B  N/A
Class C  N/A

Delaware Growth Allocation Portfolio Performance
Average Annual Total Returns

Through March 31, 2002                                     Lifetime    One Year
--------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                                      +2.35%      +3.79%
Including Sales Charge                                      +0.93%      -2.14%
--------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                                      +1.61%      +3.03%
Including Sales Charge                                      +1.18%      -1.97%
--------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                                      +1.64%      +3.03%
Including Sales Charge                                      +1.64%      +2.03%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for lifetime and one-year periods ended
March 31, 2002 for the Delaware Growth Allocation Portfolio's Institutional Class shares were +2.59%, and +4.06%, respectively. Institutional Class shares were first made available on December 31, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Growth Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware Foundation Funds
  Delaware Balanced Allocation Portfolio

Fund Basics

As of March 31, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks capital appreciation with current income as a secondary objective.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$28.29 million
--------------------------------------------------------------------------------
Number of Holdings:
8
--------------------------------------------------------------------------------
Fund Start Date:
December 31, 1997
--------------------------------------------------------------------------------
Your Fund Manager:
J. Paul Dokas
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  DFBAX
Class B  N/A
Class C  N/A

Delaware Balanced Allocation Portfolio Performance
Average Annual Total Returns

Through March 31, 2002                                 Lifetime    One Year
--------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                                  +2.36%      +3.69%
Including Sales Charge                                  +0.94%      -2.26%
--------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                                  +1.64%      +2.91%
Including Sales Charge                                  +1.21%      -2.09%
--------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                                  +1.70%      +2.91%
Including Sales Charge                                  +1.70%      +1.91%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for lifetime and one-year periods ended
March 31, 2002 for Delaware Balanced Allocation Portfolio's Institutional Class shares were +2.60%, and +3.83%, respectively. Institutional Class shares were first made available on December 31, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Balanced Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware Foundation Funds
  Delaware Income Allocation Portfolio

Fund Basics

As of March 31, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks a combination of current income and preservation of capital with capital appreciation.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$22.21 million
--------------------------------------------------------------------------------
Number of Holdings:
8
--------------------------------------------------------------------------------
Fund Start Date:
December 31, 1997
--------------------------------------------------------------------------------
Your Fund Manager:
J. Paul Dokas
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  DFIAX
Class B  N/A
Class C  N/A

Delaware Income Allocation Portfolio Performance
Average Annual Total Returns

Through March 31, 2002                                   Lifetime    One Year
--------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                                    +2.45%      +3.35%
Including Sales Charge                                    +1.03%      -2.58%
--------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                                    +1.79%      +2.55%
Including Sales Charge                                    +1.37%      -2.45%
--------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                                    +1.71%      +2.43%
Including Sales Charge                                    +1.71%      +1.43%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for lifetime and one-year periods ended March 31, 2002 for Delaware Income Allocation Portfolio's Institutional Class shares were +2.69%, and +3.61%, respectively. Institutional Class shares were first made available on December 31, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Income Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Statements                                  Delaware Growth Allocation Portfolio
  of Net Assets                             March 31, 2002 (Unaudited)


                                                         Number of      Market
                                                           Shares        Value

Investment Companies - 95.75%

Equity Funds - 78.39%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund                        487,550   $ 4,899,880
  *Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                       724,758     4,841,384
  *Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                           37,438     1,172,546
  *Delaware Group Global & International
    Funds - Delaware Emerging
    Markets Fund                                            89,613       701,672
  Delaware Group Global & International
    Funds - Delaware International Value
    Equity Fund                                            208,710     2,615,140
  *Voyageur Mutual Funds III -
    Delaware Select Growth Fund                             49,469     1,082,381
                                                                     -----------
                                                                      15,313,003
                                                                     -----------
Fixed Income Funds - 17.36%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                              452,898     3,392,208
                                                                     -----------
Total Investment Companies
  (cost $20,038,427)                                                  18,705,211
                                                                     -----------
                                                          Principal
                                                            Amount
Repurchase Agreements - 4.47%
  With BNP Paribas 1.82% 4/1/02
    (dated 3/28/02, collateralized
    by $336,000 U.S. Treasury Notes
    3.25% due 12/31/03, market
    value $336,614).                                      $330,000       330,000
  With J. P. Morgan Chase
    1.75% 4/1/02 (dated 3/28/02,
    collateralized by $220,000
    U.S. Treasury Bills due 6/27/02,
    market value $219,240).                                214,500       214,500
  With UBS Warburg 1.80% 4/1/02
    (dated 3/28/02, collateralized by
    $125,000 U.S. Treasury Notes
    6.125% 8/31/02, market value
    $127,911 and $43,000 U.S. Treasury
    Notes 5.625% due 11/30/02, market
    value $44,717 and $75,000
    U.S. Treasury Notes 6.25% due
    2/15/03, market value $77,623 and
    $74,000 U.S. Treasury Notes 10.75%
    due 2/15/03, market value $80,024
    and $5,000 U.S. Treasury Notes
    7.875% due 11/15/04, market
    value $5,931).                                         328,500       328,500
                                                                     -----------
Total Repurchase Agreements
  (cost $873,000)                                                        873,000
                                                                     -----------

Total Market Value of Securities - 100.22%
  (cost $20,911,427)                                                $19,578,211
Liabilities Net of Receivables and
  Other Assets - (0.22%)                                                (43,484)
                                                                    -----------
Net Assets Applicable to 2,388,601
  Shares Outstanding - 100.00%                                      $19,534,727
                                                                    ===========

Net Asset Value - Delaware Growth
  Allocation Portfolio Class A
  ($15,792,431 / 1,930,270 Shares)                                        $8.18
                                                                          -----
Net Asset Value - Delaware Growth
  Allocation Portfolio Class B
  ($2,059,316 / 252,417 Shares)                                           $8.16
                                                                          -----
Net Asset Value - Delaware Growth
  Allocation Portfolio Class C
  ($1,200,165 / 146,908 Shares)                                           $8.17
                                                                          -----
Net Asset Value - Delaware Growth
  Allocation Portfolio Institutional Class
  ($482,815 / 59,006 Shares)                                              $8.18
                                                                          -----
Components of Net Assets at March 31, 2002:
Shares of beneficial interest (unlimited
  authorization-no par)                                             $21,376,259
Undistributed net investment income                                      23,972
Accumulated net realized loss on investments                           (532,288)
Net unrealized depreciation of investments                           (1,333,216)
                                                                    -----------
Total net assets                                                    $19,534,727
                                                                    -----------

*Non-income producing security for the period ended March 31, 2002.

Net Asset Value and Offering Price per Share -
  Delaware Growth Allocation Portfolio
Net asset value Class A (A)                                               $8.18
Sales charge (5.75% of offering price or 6.11% of
  the amount invested per share) (B)                                       0.50
                                                                          -----
Offering price                                                            $8.68
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                Delaware Balanced Allocation Portfolio
  of Net Assets (continued)               March 31, 2002 (Unaudited)

                                                       Number of      Market
                                                        Shares        Value
Investment Companies - 94.74%
Equity Funds - 60.28%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund                     581,460    $ 5,843,678
 *Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                    807,820      5,396,239
 *Delaware Group Equity Fund V -
    Delaware Small Cap Value Fund                        44,736      1,401,127
 *Delaware Group Global & International
    Funds - Delaware Emerging
    Markets Fund                                         77,229        604,703
  Delaware Group Global & International
    Funds - Delaware International Value
    Equity Fund                                         162,893      2,041,052
 *Voyageur Mutual Funds III -
    Delaware Select Growth Fund                          80,747      1,766,737
                                                                   -----------
                                                                    17,053,536
                                                                   -----------
Fixed Income Funds - 34.46%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                         1,158,398      8,676,403
  Delaware Group Income Funds -
    Delaware High-Yield
    Opportunities Fund                                  280,953      1,073,239
                                                                   -----------
                                                                     9,749,642
                                                                   -----------
Total Investment Companies
  (cost $28,470,765)                                                26,803,178
                                                                   -----------
                                                       Principal
                                                         Amount

Repurchase Agreements - 5.34%
  With BNP Paribas 1.82% 4/1/02
    (dated 3/28/02, collateralized by
    $581,000 U.S. Treasury Notes 3.25%
    due 12/31/03, market value $583,002)               $571,000        571,000
  With J. P. Morgan Chase 1.75% 4/1/02
    (dated 3/28/02, collateralized by
    $381,000 U.S. Treasury Bills due
    6/27/02, market value $379,715)                     370,200        370,200
  With UBS Warburg 1.80% 4/1/02
    (dated 3/28/02, collateralized by
    $217,000 U.S. Treasury Notes
    6.125% 8/31/02, market value
    $221,537 and $75,000 U.S. Treasury
    Notes 5.625% due 11/30/02, market
    value $77,448 and $129,000
    U.S. Treasury Notes 6.25% due
    2/15/03, market value $134,439 and
    $128,000 U.S. Treasury Notes 10.75%
    due 2/15/03, market value $138,599
    and $9,000 U.S. Treasury Notes 7.875%
    due 11/15/04, market value $10,273)                 570,800        570,800
                                                                    ----------

Total Repurchase Agreements
  (cost $1,512,000)                                                  1,512,000
                                                                   -----------

Total Market Value of Securities - 100.08%
  (cost $29,982,765)                                                $28,315,178
Liabilities Net of Receivables and
  Other Assets - (0.08%)                                                (22,408)
                                                                    -----------

Net Assets Applicable to 3,455,011
  Shares Outstanding - 100.00%                                      $28,292,770
                                                                    ===========

Net Asset Value - Delaware Balanced
  Allocation Portfolio Class A
  ($25,241,023 / 3,082,586 Shares)                                        $8.19
                                                                          -----
Net Asset Value - Delaware Balanced
  Allocation Portfolio Class B
  ($1,432,451 / 174,938 Shares)                                           $8.19
                                                                          -----
Net Asset Value - Delaware Balanced
  Allocation Portfolio Class C
  ($892,913 / 108,799 Shares)                                             $8.21
                                                                          -----
Net Asset Value - Delaware Balanced
  Allocation Portfolio Institutional Class
  ($726,383 / 88,688 Shares)                                              $8.19
                                                                          -----

Components of Net Assets at March 31, 2002:
Shares of beneficial interest (unlimited
  authorization-no par)                                             $30,857,436
Undistributed net investment income                                     107,020
Accumulated net realized loss on investments                         (1,004,099)
Net unrealized depreciation of investments                           (1,667,587)
                                                                    -----------
Total net assets                                                    $28,292,770
                                                                    ===========

*Non-income producing security for the period ended March 31, 2002.

Net Asset Value and Offering Price per Share -
  Delaware Balanced Allocation Portfolio
Net asset value Class A (A)                                               $8.19
Sales charge (5.75% of offering price or 6.11% of
  the amount invested per share) (B)                                       0.50
                                                                          -----
Offering price                                                            $8.69
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                 Delaware Income Allocation Portfolio
  of Net Assets (continued)                March 31, 2002 (Unaudited)

                                                        Number of       Market
                                                          Shares         Value

Investment Companies - 88.81%
Equity Funds - 40.62%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund                       319,742    $ 3,213,404
 *Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund                      451,600      3,016,688
 *Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                          15,020        470,435
  Delaware Group Global & International
    Funds - Delaware International
    Value Equity Fund                                      69,467        870,418
  Delaware Pooled Trust - The Real Estate
    Investment Trust Portfolio                             33,626        529,946
 *Voyageur Mutual Funds III -
    Delaware Select Growth Fund                            42,137        921,949
                                                                     -----------
                                                                       9,022,840
                                                                     -----------
Fixed Income Funds - 48.19%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                           1,201,373      8,998,280
  Delaware Group Income Funds -
    Delaware High-Yield
    Opportunities Fund                                    446,326      1,704,967
                                                                     -----------
                                                                      10,703,247
                                                                     -----------
Total Investment Companies
  (cost $20,695,835)                                                  19,726,087
                                                                     -----------

                                                        Principal
                                                          Amount

Repurchase Agreements - 11.37%
  With BNP Paribas 1.82% 4/1/02
    (dated 3/28/02, collateralized by
    $971,000 U.S. Treasury Notes
    3.25% due 12/31/03, market
    value $973,983).                                     $953,400        953,400
  With J. P. Morgan Chase 1.75% 4/1/02
    (dated 3/28/02, collateralized by
    $637,000 U.S. Treasury Bills due
    6/27/02, market value $634,365)                       619,300        619,300
  With UBS Warburg 1.80% 4/1/02
    (dated 3/28/02, collateralized by
    $362,000 U.S. Treasury Notes
    6.125% 8/31/02, market value
    $370,108 and $125,000 U.S. Treasury
    Notes 5.625% due 11/30/02, market
    value $129,388 and $216,000
    U.S. Treasury Notes 6.25% due
    2/15/03, market value $224,599 and
    $214,000 U.S. Treasury Notes 10.75%
    due 2/15/03, market value $231,548
    and $15,000 U.S. Treasury Notes
    7.875% due 11/15/04, market
    value $17,162).                                       953,300        953,300
                                                                     -----------
Total Repurchase Agreements
  (cost $2,526,000)                                                    2,526,000
                                                                     -----------

Total Market Value of Securities - 100.18%
  (cost $23,221,835)                                                $22,252,087
Liabilities Net of Receivables and
  Other Assets - (0.18%)                                                (39,670)
                                                                    -----------
Net Assets Applicable to 2,810,944
  Shares Outstanding - 100.00%                                      $22,212,417
                                                                    ===========
Net Asset Value - Delaware Income
  Allocation Portfolio Class A
  ($21,350,589 / 2,702,252 Shares)                                        $7.90
                                                                          -----
Net Asset Value - Delaware Income
  Allocation Portfolio Class B
  ($411,958 / 51,811 Shares)                                              $7.95
                                                                          -----
Net Asset Value - Delaware Income
  Allocation Portfolio Class C
  ($141,046 / 17,813 Shares)                                              $7.92
                                                                          -----
Net Asset Value - Delaware Income
  Allocation Portfolio Institutional Class
  ($308,824 / 39,068 Shares)                                              $7.90
                                                                          -----

Components of Net Assets at March 31, 2002:
Shares of beneficial interest (unlimited
  authorization-no par)                                             $24,190,786
Distributions in excess of net investment income                        (11,165)
Accumulated net realized loss on investments                           (997,456)
Net unrealized depreciation of investments                             (969,748)
                                                                    -----------
Total net assets                                                    $22,212,417
                                                                    ===========

*Non-income producing security for the period ended March 31, 2002.

Net Asset Value and Offering Price per Share -
  Delaware Income Allocation Portfolio
Net asset value Class A (A)                                               $7.90
Sales charge (5.75% of offering price or 6.08% of
  the amount invested per share) (B)                                       0.48
                                                                          -----
Offering price                                                            $8.38
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                           Delaware Foundation Funds
  of Operations                      Six Months Ended March 31, 2002 (Unaudited)


                                                          Delaware     Delaware    Delaware
                                                           Growth      Balanced     Income
                                                         Allocation   Allocation  Allocation
                                                         Portfolio     Portfolio   Portfolio
Investment Income:
  Dividends from investment companies                    $  132,124  $  320,102   $  348,163
  Interest                                                    6,227      11,066       18,212
                                                         ----------  ----------   ----------
                                                            138,351     331,168      366,375
                                                         ----------  ----------   ----------
Expenses:
  Dividend disbursing and transfer agent fees
    and expenses                                             95,001     127,186       84,118
  Management fees                                            33,325      51,678       39,970
  Registration fees                                          37,750      35,751       80,500
  Reports and statements to shareholders                     14,500       7,398       13,250
  Accounting and administration expenses                      3,587       5,543        4,270
  Custodian fees                                                864       4,134        2,457
  Amortization of organization expenses                       2,313       2,313        2,313
  Trustees' fees                                                888       1,038        6,050
  Professional fees                                             114         211          133
  Taxes (other than taxes on income)                             78         138           75
  Distribution expense - Class A                             16,340      28,721       23,912
  Distribution expense - Class B                              9,754       6,057        1,936
  Distribution expense - Class C                              5,520       4,305          688
  Other                                                      15,789       1,356        8,250
                                                         ----------  ----------   ----------
                                                            235,823     275,829      267,922
  Less expenses absorbed or waived                         (158,449)   (165,714)    (186,356)
  Less expenses paid indirectly                                (191)       (296)        (229)
                                                         ----------  ----------   ----------
Total expenses                                               77,183     109,819       81,337
                                                         ----------  ----------   ----------

Net Investment Income                                        61,168     221,349      285,038
                                                         ----------  ----------   ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Capital gain distributions from investment companies      202,793     229,731      107,882
  Net realized loss on investments                         (525,449)   (962,345)    (265,984)
  Net change in unrealized appreciation/depreciation of
    investments                                           2,041,081   2,898,456    1,057,612
                                                         ----------  ----------   ----------
Net Realized and Unrealized Gain on Investments           1,718,425   2,165,842      899,510
                                                         ----------  ----------   ----------

Net Increase in Net Assets Resulting from Operations     $1,779,593  $2,387,191   $1,184,548
                                                         ==========  ==========   ==========

See accompanying notes

Statements
  of Changes in Net Assets

                                                       Delaware Foundation Funds

                                                                              Delaware Growth             Delaware Balanced
                                                                           Allocation Portfolio          Allocation Portfolio
                                                                        -------------------------     --------------------------
                                                                        Six Months       Year         Six Months        Year
                                                                           Ended         Ended           Ended          Ended
                                                                          3/31/02       9/30/01         3/31/02        9/30/01
                                                                        (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                 $    61,168   $   510,129     $   221,349    $ 1,192,181
  Net realized gain (loss) on investments                                  (322,656)      287,421        (732,614)       151,032
  Net change in unrealized appreciation/depreciation
   of investments                                                         2,041,081    (4,462,884)      2,898,456     (5,876,118)
                                                                        -----------   -----------     -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations                                              1,779,593    (3,665,334)      2,387,191     (4,532,905)
                                                                        -----------   -----------     -----------    -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                 (57,623)     (427,680)       (395,766)      (842,971)
    Class B                                                                      --       (63,956)        (11,376)       (33,059)
    Class C                                                                      --       (26,554)         (9,202)       (23,215)
    Institutional Class                                                      (3,511)      (13,269)        (14,111)       (17,309)

  Net realized gain on investments:
    Class A                                                                      --      (155,792)        (18,827)            --
    Class B                                                                      --       (29,556)           (926)            --
    Class C                                                                      --       (12,271)           (748)            --
    Institutional Class                                                          --        (4,525)           (587)            --

  In excess of net realized gain on investments*:
    Class A                                                                      --      (161,563)             --             --
    Class B                                                                      --       (30,651)             --             --
    Class C                                                                      --       (12,726)             --             --
    Institutional Class                                                          --        (4,692)             --             --
                                                                        -----------   -----------     -----------    -----------
                                                                            (61,134)     (943,235)       (451,543)      (916,554)
                                                                        -----------   -----------     -----------    -----------

  Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                               4,531,957     3,597,686       4,842,610      2,513,784
    Class B                                                                 216,735       355,503         395,468        515,439
    Class C                                                                 183,149       455,353          98,940        220,102
    Institutional Class                                                      51,565       379,249          61,820        623,801

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                  57,489       742,060         414,200        842,499
    Class B                                                                      --       121,450          12,183         32,775
    Class C                                                                      --        51,230           9,947         22,675
    Institutional Class                                                       3,511        22,486          14,699         17,309
                                                                        -----------   -----------     -----------    -----------
                                                                          5,044,406     5,725,017       5,849,867      4,788,384
                                                                        -----------   -----------     -----------    -----------
  Cost of shares repurchased:
    Class A                                                                (818,676)   (2,420,138)     (2,408,861)    (6,129,065)
    Class B                                                                (124,774)     (386,045)       (305,509)      (264,424)
    Class C                                                                 (67,713)     (212,844)       (113,541)      (142,327)
    Institutional Class                                                     (53,278)      (81,139)        (47,697)      (151,465)
                                                                        -----------   -----------     -----------    -----------
                                                                         (1,064,441)   (3,100,166)     (2,875,608)    (6,687,281)
                                                                        -----------   -----------     -----------    -----------
  Increase (decrease) in net assets derived from capital share
    transactions                                                          3,979,965     2,624,851       2,974,259     (1,898,897)
                                                                        -----------   -----------     -----------    -----------
  Net Increase (Decrease) in Net Assets                                   5,698,424    (1,983,718)      4,909,907     (7,348,356)

Net Assets:
  Beginning of period                                                    13,836,303    15,820,021      23,382,863     30,731,219
                                                                        -----------   -----------     -----------    -----------
  End of period                                                         $19,534,727   $13,836,303     $28,292,770    $23,382,863
                                                                        ===========   ===========     ===========    ===========

* Distributions which exceed net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net realized gain on investments.

See accompanying notes

Statements
  of Changes in Net Assets (continued)

                                                       Delaware Foundation Funds

                                                              Delaware Income
                                                            Allocation Portfolio
                                                        ----------------------------
                                                        Six Months          Year
                                                           Ended            Ended
                                                          3/31/02          9/30/01
                                                        (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                    $285,038         $894,381
  Net realized loss on investments                         (158,102)        (575,889)
  Net change in unrealized appreciation/depreciation
   of investments                                         1,057,612       (1,911,720)
                                                        -----------      -----------
  Net increase (decrease) in net assets resulting
   from operations                                        1,184,548       (1,593,228)
                                                        -----------      -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                (358,820)        (830,114)
    Class B                                                  (6,089)         (14,600)
    Class C                                                  (2,162)          (6,637)
    Institutional Class                                      (5,834)         (10,888)
                                                        -----------      -----------
                                                           (372,905)        (862,239)
                                                        -----------      -----------

  Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                               4,474,520        3,906,018
    Class B                                                  51,116           91,884
    Class C                                                  33,227           31,547
    Institutional Class                                      35,143          209,355

  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                 358,720          829,929
    Class B                                                   6,089           12,700
    Class C                                                   2,162            6,326
    Institutional Class                                       5,835           10,888
                                                        -----------      -----------
                                                          4,966,812        5,098,647
                                                        -----------      -----------
  Cost of shares repurchased:
    Class A                                              (1,157,825)      (2,535,421)
    Class B                                                  (8,983)         (76,206)
    Class C                                                 (52,741)         (55,178)
    Institutional Class                                     (16,713)         (21,458)
                                                        -----------      -----------
                                                         (1,236,262)      (2,688,263)
                                                        -----------      -----------
  Increase in net assets derived from capital
    share transactions                                    3,730,550        2,410,384
                                                        -----------      -----------
  Net Increase (Decrease) in Net Assets                   4,542,193          (45,083)

Net Assets:
  Beginning of period                                    17,670,224       17,715,307
                                                        -----------      -----------
  End of period                                         $22,212,417      $17,670,224
                                                        ===========      ===========

See accompanying notes

Financial
  Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Growth Allocation Portfolio Class A

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.310        $9.970     $9.500      $8.170       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.034         0.295      0.174       0.138        0.062
Net realized and unrealized gain (loss) on investments          0.875        (2.352)     0.845       1.295       (0.392)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.909        (2.057)     1.019       1.433       (0.330)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.039)       (0.346)    (0.275)     (0.078)          --
Net realized gain on investments                                   --        (0.126)    (0.274)     (0.025)          --
In excess of net realized gain on investments                      --        (0.131)        --          --           --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.039)       (0.603)    (0.549)     (0.103)          --
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $8.180        $7.310     $9.970      $9.500       $8.170
                                                               ======        ======     ======      ======       ======

Total return(3)                                                12.45%       (21.59%)    10.99%      17.33%       (3.88%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $15,792       $10,688    $12,342     $11,328         $547
Ratio of expenses to average net assets                         0.80%         0.76%      0.80%       0.80%        0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.41%         1.88%      1.70%       2.21%       14.36%
Ratio of net investment income to average net assets            0.87%         3.49%      1.75%       1.45%        0.96%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                              (0.74%)        2.37%      0.85%       0.04%      (12.60%)
Portfolio turnover                                                33%           16%        87%        104%          77%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Growth Allocation Portfolio Class B

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.280        $9.930     $9.470      $8.140       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.005         0.231      0.099       0.068        0.014
Net realized and unrealized gain (loss) on investments          0.875        (2.351)     0.840       1.287       (0.374)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.880        (2.120)     0.939       1.355       (0.360)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                              --        (0.273)    (0.205)         --           --
Net realized gain on investments                                   --        (0.126)    (0.274)     (0.025)          --
In excess of net realized gain on investments                      --        (0.131)        --          --           --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                                  --        (0.530)    (0.479)     (0.025)          --
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $8.160        $7.280     $9.930      $9.470       $8.140
                                                               ======        ======     ======      ======       ======

Total return(3)                                                12.09%       (22.23%)    10.14%      16.41%       (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $2,059        $1,754     $2,295      $1,561         $885
Ratio of expenses to average net assets                         1.55%         1.51%      1.55%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       3.16%         2.63%      2.45%       2.96%       15.11%
Ratio of net investment income to average net assets            0.12%         2.74%      1.00%       0.70%       21.00%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                              (1.49%)        1.62%      0.10%      (0.71%)     (13.35%)
Portfolio turnover                                                33%           16%        87%        104%          77%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Growth Allocation Portfolio Class C

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.290        $9.940     $9.480      $8.140       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.005         0.231      0.099       0.067        0.013
Net realized and unrealized gain (loss) on investments          0.875        (2.351)     0.840       1.298       (0.373)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.880        (2.120)     0.939       1.365       (0.360)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                              --        (0.273)    (0.205)         --           --
Net realized gain on investments                                   --        (0.126)    (0.274)     (0.025)          --
In excess of net realized gain on investments                      --        (0.131)        --          --           --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                                  --        (0.530)    (0.479)     (0.025)          --
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $8.170        $7.290     $9.940      $9.480       $8.140
                                                               ======        ======     ======      ======       ======

Total return(3)                                                12.07%       (22.20%)    10.13%      16.53%       (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,200          $964       $962        $506          $74
Ratio of expenses to average net assets                         1.55%         1.51%      1.55%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       3.16%         2.63%      2.45%       2.96%       15.11%
Ratio of net investment income to average net assets            0.12%         2.74%      1.00%       0.70%        0.21%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                              (1.49%)        1.62%      0.10%      (0.71%)     (13.35%)
Portfolio turnover                                                33%           16%        87%        104%          77%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware Growth Allocation Portfolio Institutional Class

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.320        $9.980     $9.520      $8.180       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.044         0.317      0.199       0.162        0.078
Net realized and unrealized gain (loss) on investments          0.876        (2.350)     0.835       1.303       (0.398)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.920        (2.033)     1.034       1.465       (0.320)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.060)       (0.370)    (0.300)     (0.100)          --
Net realized gain on investments                                   --        (0.126)    (0.274)     (0.025)          --
In excess of net realized gain on investments                      --        (0.131)        --          --           --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.060)       (0.627)    (0.574)     (0.125)          --
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $8.180        $7.320     $9.980      $9.520       $8.180
                                                               ======        ======     ======      ======       ======

Total return(3)                                                12.59%       (21.36%)    11.13%      17.71%       (3.77%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $483          $430       $221         $65          $48
Ratio of expenses to average net assets                         0.55%         0.51%      0.55%       0.55%        0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.16%         1.63%      1.45%       1.96%       14.11%
Ratio of net investment income to average net assets            1.12%         3.74%      2.00%       1.70%        1.21%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                              (0.49%)        2.62%      1.10%       0.29%      (12.35%)
Portfolio turnover                                                33%           16%        87%        104%          77%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Balanced Allocation Portfolio Class A

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.580        $9.260     $8.940      $8.130       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.071         0.372      0.246       0.249        0.153
Net realized and unrealized gain (loss) on investments          0.693        (1.776)     0.572       0.789       (0.463)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.764        (1.404)     0.818       1.038       (0.310)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.154)       (0.276)    (0.338)     (0.200)      (0.060)
Net realized gain on investments                                   --            --     (0.160)     (0.028)          --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.154)       (0.276)    (0.498)     (0.228)      (0.060)
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $8.190        $7.580     $9.260      $8.940       $8.130
                                                               ======        ======     ======      ======       ======

Total return(3)                                                10.12%       (15.51%)     9.49%      12.52%       (3.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $25,241       $20,676    $28,344     $17,373         $972
Ratio of expenses to average net assets                         0.80%         0.80%      0.80%       0.80%        0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.78%         1.64%      1.23%       1.57%       12.87%
Ratio of net investment income to average net assets            1.77%         4.39%      2.67%       2.73%        2.34%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    0.79%         3.55%      2.24%       1.96%       (9.73%)
Portfolio turnover                                                37%           31%        80%         93%          73%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Balanced Allocation Portfolio Class B

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.550        $9.260     $8.950      $8.130       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.041         0.309      0.178       0.181        0.104
Net realized and unrealized gain (loss) on investments          0.689        (1.780)     0.577       0.787       (0.444)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.730        (1.471)     0.755       0.968       (0.340)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.090)       (0.239)    (0.285)     (0.120)      (0.030)
Net realized gain on investments                                   --            --     (0.160)     (0.028)          --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.090)       (0.239)    (0.445)     (0.148)      (0.030)
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $8.190        $7.550     $9.260      $8.950       $8.130
                                                               ======        ======     ======      ======       ======

Total return(3)                                                 9.73%       (16.20%)     8.75%      11.66%       (4.02%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,432        $1,234     $1,213      $1,035         $408
Ratio of expenses to average net assets                         1.55%         1.55%      1.55%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.53%         2.39%      1.98%       2.32%       13.62%
Ratio of net investment income to average net assets            1.02%         3.64%      1.92%       1.98%        1.59%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                               0.04%         2.80%      1.49%       1.21%      (10.48%)
Portfolio turnover                                                37%           31%        80%         93%          73%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Balanced Allocation Portfolio Class C

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.560        $9.280     $8.960      $8.140       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.041         0.309      0.177       0.182        0.104
Net realized and unrealized gain (loss) on investments          0.699        (1.790)     0.588       0.786       (0.434)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.740        (1.481)     0.765       0.968       (0.330)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.090)       (0.239)    (0.285)     (0.120)      (0.030)
Net realized gain on investments                                   --            --     (0.160)     (0.028)          --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.090)       (0.239)    (0.445)     (0.148)      (0.030)
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $8.210        $7.560     $9.280      $8.960       $8.140
                                                               ======        ======     ======      ======       ======

Total return(3)                                                 9.85%       (16.28%)     8.74%      11.77%       (3.90%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $893          $827       $904        $802         $694
Ratio of expenses to average net assets                         1.55%         1.55%      1.55%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.53%         2.39%      1.98%       2.32%       13.62%
Ratio of net investment income to average net assets            1.02%         3.64%      1.92%       1.98%        1.59%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                               0.04%         2.80%      1.49%       1.21%      (10.48%)
Portfolio turnover                                                37%           31%        80%         93%          73%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Delaware Balanced Allocation Portfolio Institutional Class

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.590        $9.270     $8.940      $8.130       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.081         0.394      0.269       0.271        0.169
Net realized and unrealized gain (loss) on investments          0.694        (1.785)     0.579       0.792       (0.469)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.775        (1.391)     0.848       1.063       (0.300)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.175)       (0.289)    (0.358)     (0.225)      (0.070)
Net realized gain on investments                                   --            --     (0.160)     (0.028)          --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.175)       (0.289)    (0.518)     (0.253)      (0.070)
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $8.190        $7.590     $9.270      $8.940       $8.130
                                                               ======        ======     ======      ======       ======

Total return(3)                                                10.26%       (15.37%)     9.85%      12.83%       (3.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $726          $646       $270         $61          $48
Ratio of expenses to average net assets                         0.55%         0.55%      0.55%       0.55%        0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.53%         1.39%      0.98%       1.32%       12.62%
Ratio of net investment income to average net assets            2.02%         4.64%      2.92%       2.98%        2.59%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly                                               1.04%         3.80%      2.49%       2.21%       (9.48%)
Portfolio turnover                                                37%           31%        80%         93%          73%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Income Allocation Portfolio Class A

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.560        $8.670     $8.550      $8.290       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.113         0.402      0.382       0.382        0.250
Net realized and unrealized gain (loss) on investments          0.374        (1.112)     0.249       0.198       (0.350)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.487        (0.710)     0.631       0.580       (0.100)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.147)       (0.400)    (0.468)     (0.295)      (0.110)
Net realized gain on investments                                   --            --     (0.043)     (0.025)          --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.147)       (0.400)    (0.511)     (0.320)      (0.110)
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $7.900        $7.560     $8.670      $8.550       $8.290
                                                               ======        ======     ======      ======       ======

Total return(3)                                                 6.46%        (8.40%)     7.66%       6.85%       (1.21%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $21,351       $16,899    $17,051     $17,239         $398
Ratio of expenses to average net assets                         0.80%         0.80%      0.80%       0.80%        0.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.37%         1.74%      1.71%       2.13%       32.95%
Ratio of net investment income to average net assets            2.88%         4.94%      4.43%       4.34%        3.80%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    1.31%         4.00%      3.52%       3.01%      (28.35%)
Portfolio turnover                                                13%           24%        65%         73%          81%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Income Allocation Portfolio Class B

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.610        $8.720     $8.590      $8.290       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.083         0.341      0.317       0.316        0.201
Net realized and unrealized gain (loss) on investments          0.378        (1.117)     0.252       0.219       (0.331)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.461        (0.776)     0.569       0.535       (0.130)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.121)       (0.334)    (0.396)     (0.210)      (0.080)
Net realized gain on investments                                   --            --     (0.043)     (0.025)          --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.121)       (0.334)    (0.439)     (0.235)      (0.080)
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $7.950        $7.610     $8.720      $8.590       $8.290
                                                               ======        ======     ======      ======       ======

Total return(3)                                                 6.07%        (9.11%)     6.99%       6.18%       (1.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $412          $348       $370        $243          $26
Ratio of expenses to average net assets                         1.55%         1.55%      1.55%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       3.12%         2.49%      2.46%       2.88%       33.70%
Ratio of net investment income to average net assets            2.13%         4.19%      3.68%       3.59%        3.05%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    0.56%         3.25%      2.77%       2.26%      (29.10%)
Portfolio turnover                                                13%           24%        65%         73%          81%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Income Allocation Portfolio Class C

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.580        $8.700     $8.580      $8.290       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.083         0.341      0.317       0.316        0.204
Net realized and unrealized gain (loss) on investments          0.378        (1.127)     0.242       0.209       (0.334)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.461        (0.786)     0.559       0.525       (0.130)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.121)       (0.334)    (0.396)     (0.210)      (0.080)
Net realized gain on investments                                   --            --     (0.043)     (0.025)          --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.121)       (0.334)    (0.439)     (0.235)      (0.080)
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $7.920        $7.580     $8.700      $8.580       $8.290
                                                               ======        ======     ======      ======       ======

Total return(3)                                                 6.10%        (9.25%)     6.88%       6.06%       (1.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $141          $152       $192        $195         $123
Ratio of expenses to average net assets                         1.55%         1.55%      1.55%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       3.12%         2.49%      2.46%       2.88%       33.70%
Ratio of net investment income to average net assets            2.13%         4.19%      3.68%       3.59%        3.05%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    0.56%         3.25%      2.77%       2.26%      (29.10%)
Portfolio turnover                                                13%           24%        65%         73%          81%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware Income Allocation Portfolio Institutional Class

                                                            Six Months                  Year                  12/31/97(1)
                                                               Ended                    Ended                     to
                                                             3/31/02(5)     9/30/01    9/30/00     9/30/99      9/30/98
                                                            (Unaudited)
Net asset value, beginning of period                           $7.560        $8.670     $8.560      $8.280       $8.500

Income (loss) from investment operations:
Net investment income(2,4)                                      0.123         0.422      0.404       0.403        0.266
Net realized and unrealized gain (loss) on investments          0.374        (1.111)     0.237       0.212       (0.356)
                                                               ------        ------     ------      ------       ------
Total from investment operations                                0.497        (0.689)     0.641       0.615       (0.090)
                                                               ------        ------     ------      ------       ------

Less dividends and distributions from:
Net investment income                                          (0.157)       (0.421)    (0.488)     (0.310)      (0.130)
Net realized gain on investments                                   --            --     (0.043)     (0.025)          --
                                                               ------        ------     ------      ------       ------
Total dividends and distributions                              (0.157)       (0.421)    (0.531)     (0.335)      (0.130)
                                                               ------        ------     ------      ------       ------

Net asset value, end of period                                 $7.900        $7.560     $8.670      $8.560       $8.280
                                                               ======        ======     ======      ======       ======

Total return(3)                                                 6.60%        (8.16%)     7.90%       7.16%       (1.10%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $309          $272       $102         $57          $49
Ratio of expenses to average net assets                         0.55%         0.55%      0.55%       0.55%        0.55%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.12%         1.49%      1.46%       1.88%       32.70%
Ratio of net investment income to average net assets            3.13%         5.19%      4.68%       4.59%        4.05%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    1.56%         4.25%      3.77%       3.26%      (28.10%)
Portfolio turnover                                                13%           24%        65%         73%          81%

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Notes                                                 Delaware Foundation Funds
  to Financial Statements                             March 31, 2002 (Unaudited)

Delaware Foundation Funds (the "Trust") is organized as a Delaware business trust and offers four portfolios: Delaware Growth Allocation Portfolio, Delaware Balanced Allocation Portfolio, Delaware Income Allocation Portfolio and Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to Delaware Growth Allocation Portfolio, Delaware Balanced Allocation Portfolio and Delaware Income Allocation Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 5.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Growth Allocation Portfolio is to seek long-term capital growth.

The investment objective of Delaware Balanced Allocation Portfolio is to achieve capital appreciation with current income as a secondary objective.

The investment objective of Delaware Income Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Portfolios.

Security Valuation -- The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes -- Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. Each Portfolio declares and pays distributions from net realized gain on investments, if any, annually and from net investment income, if any, as follows: Delaware Growth Allocation Portfolio and Delaware Balanced Allocation Portfolio, annually, and Delaware Income Allocation Portfolio, quarterly.

Certain expenses of the Portfolios are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding offset shown as "expenses paid indirectly". The amount of these expenses and credits for the six months ended March 31, 2002, are as follows:

                                       Delaware        Delaware      Delaware
                                       Growth          Balanced       Income
                                      Allocation      Allocation    Allocation
                                      Portfolio       Portfolio     Portfolio

Commission reimbursements                $191             $296         $229
Earnings credits                           --               --           --

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of their respective investment management agreements, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual asset allocation fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios' average daily net assets.

DMC has elected to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.55% of average daily net assets through November 30, 2002.

Notes                                                  Delaware Foundation Funds
  to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
The Portfolios have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, each Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The Board of Trustees has set the fee at an annual rate of 25% of the Class A shares average daily net assets. No distribution expenses are paid by the Institutional Class shares.

At March 31, 2002, the Portfolios had receivables from or liabilities payable to affiliates as follows:

                                       Delaware        Delaware      Delaware
                                       Growth          Balanced       Income
                                      Allocation      Allocation    Allocation
                                      Portfolio       Portfolio     Portfolio

Dividend disbursing, transfer
agent fees, accounting and other
expenses payable to DSC                $ 4,319         $ 3,864       $ 2,461
Other expenses payable to
DMC and affiliates                      24,599          35,594        23,644
Receivable from DMC under
expense limitation agreement            15,298           7,694        18,561

For the six months ended March 31, 2002, DDLP earned commissions on sales of the Class A shares for each Portfolio as follows:

                                       Delaware        Delaware      Delaware
                                       Growth          Balanced       Income
                                      Allocation      Allocation    Allocation
                                      Portfolio       Portfolio     Portfolio

                                        $1,163          $1,128         $170

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Portfolios. These officers and trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended March 31, 2002, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

                                       Delaware        Delaware      Delaware
                                       Growth          Balanced       Income
                                      Allocation      Allocation    Allocation
                                      Portfolio       Portfolio     Portfolio

Purchases                             $6,200,942      $6,411,565    $3,569,717
Sales                                  2,663,570       4,572,987     1,144,106

At March 31, 2002, the cost of investments for federal income tax purposes approximates the cost for book purposes. At March 31, 2002, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                       Delaware        Delaware      Delaware
                                       Growth          Balanced       Income
                                      Allocation      Allocation    Allocation
                                      Portfolio       Portfolio     Portfolio

Cost of investments                  $20,911,427     $29,982,765   $23,221,835
                                     -----------     -----------   -----------
Aggregate unrealized
  appreciation                          $505,748        $999,386      $279,438
Aggregate unrealized
  depreciation                        (1,838,964)     (2,666,973)   (1,249,186)
                                     -----------     -----------   -----------
Net unrealized
  depreciation                       $(1,333,216)    $(1,667,587)  $  (969,748)
                                     ===========     ===========   ===========

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended March 31, 2002 and the year ended September 30, 2001 were as follows:

                                                Delaware Growth
                                              Allocation Portfolio

                                         Six Months                 Year
                                           Ended                    Ended
                                          3/31/02                  9/30/01
Ordinary Income                           $61,134                 $943,235

                                               Delaware Balanced
                                              Allocation Portfolio

                                         Six Months                 Year
                                           Ended                    Ended
                                          3/31/02                  9/30/01
Ordinary Income                          $451,543                 $916,554

                                                Delaware Income
                                              Allocation Portfolio

                                         Six Months                 Year
                                           Ended                    Ended
                                          3/31/02                  9/30/01
Ordinary Income                          $372,905                 $862,239

Notes                                                  Delaware Foundation Funds
  to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                           Delaware              Delaware
                                            Growth                Income
                                          Allocation            Allocation
Year of Expiration                        Portfolio             Portfolio

2009                                         $920                $32,119

5. Capital Shares
Transactions in capital shares were as follows:

                                                   Delaware Growth
                                                 Allocation Portfolio
                                             Six Months             Year
                                               Ended                Ended
                                              3/31/02              9/30/01
Shares sold:
  Class A                                     563,925              422,943
  Class B                                      27,277               41,464
  Class C                                      23,120               52,740
  Institutional Class                           6,480               43,618

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                       7,204               85,393
  Class B                                          --               13,944
  Class C                                          --                5,874
  Institutional Class                             440                2,590
                                             --------             --------
                                              628,446              668,566
                                             --------             --------
Shares repurchased:
  Class A                                    (103,514)            (283,994)
  Class B                                     (15,752)             (45,757)
  Class C                                      (8,491)             (23,075)
  Institutional Class                          (6,661)              (9,613)
                                             --------             --------
                                             (134,418)            (362,439)
                                             --------             --------
Net increase                                  494,028              306,127
                                             ========             ========

                                                  Delaware Balanced
                                                 Allocation Portfolio
                                             Six Months             Year
                                               Ended                Ended
                                              3/31/02              9/30/01
Shares sold:
  Class A                                     602,174              299,344
  Class B                                      49,012               61,478
  Class C                                      12,247               26,140
  Institutional Class                           7,662               72,008

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                      51,582               98,193
  Class B                                       1,513                3,811
  Class C                                       1,233                2,631
  Institutional Class                           1,831                2,017
                                             --------             --------
                                              727,254              565,622
                                             --------             --------
Shares repurchased:
  Class A                                    (300,402)            (728,071)
  Class B                                     (39,129)             (32,794)
  Class C                                     (13,989)             (16,903)
  Institutional Class                          (5,931)             (18,048)
                                             --------             --------
                                             (359,451)            (795,816)
                                             --------             --------
Net increase (decrease)                       367,803             (230,194)
                                             ========             ========

Notes                                                  Delaware Foundation Funds
  to Financial Statements (continued)

5. Capital Shares (continued)

                                                   Delaware Income
                                                 Allocation Portfolio
                                             Six Months             Year
                                               Ended                Ended
                                              3/31/02              9/30/01
Shares sold:
  Class A                                     567,700              478,829
  Class B                                       6,453               11,215
  Class C                                       4,197                3,903
  Institutional Class                           4,455               25,453

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                      45,662              103,464
  Class B                                         771                1,570
  Class C                                         275                  782
  Institutional Class                             743                1,366
                                             --------             --------
                                              630,256              626,582
                                             --------             --------

Shares repurchased:
  Class A                                    (146,925)            (313,517)
  Class B                                      (1,140)              (9,480)
  Class C                                      (6,670)              (6,752)
  Institutional Class                          (2,107)              (2,614)
                                             --------             --------
                                             (156,842)            (332,363)
                                             --------             --------
Net increase                                  473,414              294,219
                                             ========             ========

6. Line of Credit
The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of March 31, 2002, or at any time during the period.

Delaware Investments
  Family of Funds

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group
Delaware American Services Fund
Delaware Diversified Growth Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

Value-Equity Group
Delaware Decatur Equity Income Fund
Delaware Diversified Value Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

International Group
(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund
  (formerly Delaware International Equity Fund)

Blend Mutual Funds
Delaware Balanced Fund
Delaware Core Equity Fund
  (formerly Delaware Growth Stock Fund)
Delaware Devon Fund
Delaware Social Awareness Fund
Delaware Group Foundation Funds
   Delaware Balanced Allocation Portfolio
   Delaware Growth Allocation Portfolio
   Delaware Income Allocation Portfolio

Fixed Income Group
Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                        Affiliated Officers                     Contact Information
Charles E. Haldeman, Jr.                 William E. Dodge                        Investment Manager
Chairman                                 Executive Vice President and            Delaware Management Company
Delaware Investments Family of Funds     Chief Investment Officer, Equity        Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                        International Affiliate
Walter P. Babich                                                                 Delaware International Advisers Ltd.
Board Chairman                           Jude T. Driscoll                        London, England
Citadel Constructors, Inc.               Executive Vice President and
King of Prussia, PA                      Head of Fixed Income                    National Distributor
                                         Delaware Investments Family of Funds    Delaware Distributors, L.P.
David K. Downes                          Philadelphia, PA                        Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds     Richard J. Flannery                     Shareholder Servicing, Dividend
Philadelphia, PA                         President and Chief Executive Officer   Disbursing and Transfer Agent
                                         Delaware Distributors, L.P.             Delaware Service Company, Inc.
John H. Durham                           Philadelphia, PA                        2005 Market Street
Private Investor                                                                 Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                 For Shareholders
John A. Fry                                                                      800 523-1918
Executive Vice President
University of Pennsylvania                                                       For Securities Dealers and Financial
Philadelphia, PA                                                                 Institutions Representatives Only
                                                                                 800 362-7500
Anthony D. Knerr
Consultant                                                                       Web Site
Anthony Knerr & Associates                                                       www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

(5975)                                                        Printed in the USA
SA-444 [3/02] BP 5/02                                                      J8131